SUBORDINATED LIABILITIES	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
SUBORDINATED LIABILITIES	23. SUBORDINATED LIABILITIES

	30 June 2026	31 December 2025
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	204	205
Dated subordinated liabilities	2,005	1,484
0	2,552	2,032
In H1-26, no debt securities and subordinated liabilities were repurchased, (H1-25: £3m loss).
Dated Subordinated liabilities increased mainly due to the acquisition of TSB, as set out in Note 29.